Commitments and contingencies (Details) - Internet data center (IDC) service - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Commitments [Line Items]
Internet data center (IDC) service related expenses	¥ 2,493,830	¥ 1,498,935	¥ 805,656
Future minimum payments under these non-cancelable agreements with initial terms of one year or more
2020	1,495,899
2021	1,248,228
2022	1,137,632
2023	753,652
2024	637,341
2025 and thereafter	749,163
Total	¥ 6,021,915